Fair Value Hierarchy	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Measurement [Line Items]
Fair Value Hierarchy
31.
Fair value hierarchy

The following tables show financial instruments recognized at fair value for the years ended December 31, 2024 and 2023. Fair values have been determined based on:

•
Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•
Level 2: Other techniques for which all inputs that significantly impact the recorded fair value are observable, directly or indirectly.
•
Level 3: Techniques which use inputs that significantly impact the recorded fair value that are not based upon observable market data.

The table also includes financial instruments measured at amortized cost. The Group determined the book value of such instruments approximates their fair value.

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	53,490	371,682	425,172	53,490	—
Cash and Demand deposit	—	371,682	371,682	—	—
Money Market Fund and Others	53,490	—	53,490	53,490	—
Financial Assets at Fair Value through Profit or Loss	129,319	—	129,319	129,319	—
Other Assets	16,314	7,186	23,500	—	16,314
Trade and Other Receivables	—	514,757	514,757	—	—
Derivative financial instruments (1)	2,874	—	2,874	—	2,874
	201,997	893,625	1,095,622	182,809	19,188

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(597,787)	(597,787)	—	—
Derivative financial instruments (1)	(6,227)	—	(6,227)	—	(6,227)
Finance liability	—	(50,455)	(50,455)	—	—
Lease Liabilities	—	(4,000)	(4,000)	—	—
	(6,227)	(652,242)	(658,469)	—	(6,227)

December 31, 2023	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	—	536,160	536,160	—	—
Financial Assets at Fair Value through Profit or Loss	104,387	—	104,387	104,387	—
Other Assets	—	11,782	11,782	—	—
Trade and Other Receivables	—	363,374	363,374	—	—
Derivative financial instruments (1)	2,040	—	2,040	—	2,040
	106,427	911,316	1,017,743	104,387	2,040

December 31, 2023	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(602,493)	(602,493)	—	—
Derivative financial instruments (1)	(948)	—	(948)	—	(948)
Lease Liabilities	—	(3,957)	(3,957)	—	—
	(948)	(606,450)	(607,398)	—	(948)

(1) The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including foreign exchange spot, interest rates curves of the respective currencies and the terms of the contract.

There was no transfer of items between Level 2 and Level 3, acquisitions, disposals or gains or losses recognized in profit for the period related to Level 3 instruments occurred. Consequently, as of December 31, 2024 and 2023, the Group did not recognize any financial assets under Level 3.